Note 3 - Changes in Allowance for Doubtful Accounts (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Beginning	$ 81,949	$ 71,343	$ 59,273	$ 59,273	$ 81,009	$ 190,109
Additions		70,000		132,000	322,000	85,000
Deductions	(21,771)	(23,595)	(32,685)	(98,410)	(343,736)	(194,100)
Ending	$ 60,178	$ 117,748	$ 117,748	$ 92,863	$ 59,273	$ 81,009